Net borrowings	6 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Net borrowings	Net borrowings

	31 December 2020	30 June 2020	31 December 2019
	£ million	£ million	£ million
Borrowings due within one year and bank overdrafts	(1,214)	(1,995)	(3,381)
Borrowings due after one year	(14,063)	(14,790)	(10,091)
Fair value of foreign currency forwards and swaps	117	497	39
Fair value of interest rate hedging instruments	146	189	89
Lease liabilities	(410)	(470)	(486)
	(15,424)	(16,569)	(13,830)
Cash and cash equivalents	2,763	3,323	950
	(12,661)	(13,246)	(12,880)